Shareholder Report, Holdings (Details) - C000005732	Aug. 31, 2025
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	17.30%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	43.70%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)